INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2017	2018

Raw materials	$12,011	$15,065
Work in progress	576	374
Finished products	41,577	38,070

	$54,164	$53,509

During the year ended December 31, 2016, 2017 and 2018, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 4,503, $ 3,932 and $2,814, respectively that have been included in cost of revenues.

As of December 31, 2018, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $23,922.